Offerings	Jul. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Waste Management, Inc.
Fee Rate	0.01531%
Offering Note	Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fees required in connection with this Registration Statement and will pay such fees on a pay-as-you-go basis. An indeterminate number or amount of debt securities, common stock, preferred stock, warrants, guarantees of debt securities and units is being registered as may from time to time be issued by the registrants at indeterminate prices and as may be issuable upon exercise, conversion, redemption, settlement or exchange of any securities registered hereunder, including under any applicable antidilution provisions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption, settlement or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Waste Management, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Waste Management, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Waste Management, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of the Debt Securities of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. An indeterminate number or amount of debt securities, common stock, preferred stock, warrants, guarantees of debt securities and units is being registered as may from time to time be issued by the registrants at indeterminate prices and as may be issuable upon exercise, conversion, redemption, settlement or exchange of any securities registered hereunder, including under any applicable antidilution provisions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption, settlement or exchange of other securities. Waste Management Holdings, Inc. may fully and unconditionally guarantee any series of debt securities of Waste Management, Inc. being registered. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to such guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Waste Management, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.